RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Non executive directors fees			$ 1,639,000	$ 1,391,000	$ 2,020,000
Share-based compensation benefits			1,690,000	965,000
Share-based payments (net of capitalized amounts)			1,755,000	1,100,000	$ 792,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable for ware house		€ 144,000	153,000
Rate of rent per squre foot			$ 16,000
Mr. O'Caoimh [Member] | Additional Space [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable | €		€ 90,000
JRJ Investments [Member]
Disclosure of transactions between related parties [line items]
Term of lease		25-year	25-year
Annual rent payable		€ 381,000	$ 406,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		€ 787,000	838,000
Rate of rent per squre foot			43,860
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Contribution for tax audit settlement	$ 1,231,000
Repayments of borrowings			177,000
Increase in settlement amount due to depreciation	$ 1,231,000		1,316,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees			53,000	98,000
Share-based compensation benefits			$ 17,000	$ 61,000